Property, Plant and Equipment	3 Months Ended
Mar. 31, 2021
Property Plant And Equipment [Abstract]
Property, Plant and Equipment

Note 6. Property, Plant and Equipment

Property, plant and equipment consists of the following (in thousands):

	March 31, 2021	December 31, 2020
Computer equipment	$858	$658
Lab equipment	1,329	1,324
Testing equipment	379	313
Leasehold improvements	796	765
Construction in progress	565	—
Furniture and fixtures	401	401
Software	16	—

Total property, plant and equipment	$4,344	$3,461

Less: accumulated depreciation	(2,063)	(1,847)

Total property, plant and equipment, net	$2,281	$1,614

Depreciation related to property, plant and equipment was $0.2 million and $0.2 million for the three months ended March 31, 2021, and March 31, 2020, respectively.